TWO ROADS SHARED TRUST

REDWOOD MANAGED VOLATILITY FUND

Class I RWDIX

Class N RWDNX

Class Y RWDYC

REDWOOD ALPHAFACTOR CORE EQUITY FUND

Class I RWAIX

Class N RWANX

REDWOOD ALPHAFACTOR TACTICAL CORE FUND

Class I RWTIX

Class N TWTNX

REDWOOD MANAGED MUNICIPAL INCOME FUND

Class I RWMIX

Class N RWMNX

Incorporated herein by reference is the definitive version of the prospectus for the Redwood Managed Volatility Fund, Redwood AlphaFactor Core Equity Fund, Redwood AlphaFactor Tactical Core Fund, and Redwood Managed Municipal Income Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on April 16, 2018 (SEC Accession No. 0001580642-18-002072).